TRADE RCEIVABLES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
TRADE RECEIVABLES
TRADE RECEIVABLES

5. TRADE RECEIVABLES

Trade receivables represent short-term credit granted to customers for which collateral is generally not required. The balance of trade receivables consists of outstanding balances owed to us by gaming establishments and casino patrons. The balance of trade receivables consisted of the following (in thousands):

	At March 31,	At December 31,
	2015	2014

Trade receivables, net
Games trade receivables	$30,177	$28,270
Kiosk trade receivables	4,301	5,247
Warranty and other trade receivables	4,742	4,180

Total trade receivables, net	$39,220	$37,697

The material balance of the allowance for doubtful accounts for trade receivables is from warranty receivables. On a monthly basis, we evaluate the collectability of the outstanding balances and establish a reserve for the face amount of the expected losses on these receivables. The warranty expense associated with this reserve is included within cost of revenues (exclusive of depreciation and amortization) in the Condensed Consolidated Statements of Income and Comprehensive Income. The outstanding balance of the warranty reserve was $2.7 and $2.8 million as of March 31, 2015 and December 31, 2014, respectively.

5. TRADE RECEIVABLES

Trade receivables represent short-term credit granted to customers for which collateral is generally not required. The balance of trade receivables consists of outstanding balances owed to us by gaming establishments and casino patrons. The balance of trade receivables consisted of the following (in thousands):

.	At June 30,	At December 31,
	2015	2014

Trade receivables, net
Games trade receivables	$32,800	$28,270
Kiosk trade receivables	4,723	5,247
Warranty and other trade receivables	4,311	4,180
Total trade receivables, net	$41,834	$37,697

The material balance of the allowance for doubtful accounts for trade receivables is from warranty receivables. On a monthly basis, we evaluate the collectability of the outstanding balances and establish a reserve for the face amount of the expected losses on these receivables. The warranty expense associated with this reserve is included within cost of revenues (exclusive of depreciation and amortization) in the Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income. The outstanding balance of the warranty reserve was $2.9 and $2.8 million as of June 30, 2015 and December 31, 2014, respectively.

5. TRADE RECEIVABLES

Trade receivables represent short-term credit granted to customers for which collateral is generally not required.  The balance of trade receivables consists of outstanding balances owed to us by gaming establishments.  The balance of trade receivables consisted of the following (in thousands):

.	At December 31,
	2014	2013

Trade receivables, net
Games trade receivables	$28,270	$—
Kiosk trade receivables	5,247	8,262
Warranty and other trade receivables	4,180	3,396
Total trade receivables, net	$37,697	$11,658

The material balance of the allowance for doubtful accounts for trade receivables is from warranty receivables.  On a monthly basis, we evaluate the collectability of the outstanding balances and establish a reserve for the face amount of the expected losses on these receivables. The warranty expense associated with this reserve is included within cost of revenues (exclusive of depreciation and amortization) in the consolidated statements of income and comprehensive income.

A summary activity of the reserve for warranty losses is as follows (in thousands):

Amount
Balance, December 31, 2011	$6,756
Warranty expense provision	5,226
Charge offs against reserve	(5,074)
Balance, December 31, 2012	$6,908
Warranty expense provision	7,874
Charge offs against reserve	(12,005)
Balance, December 31, 2013	2,777
Warranty expense provision	9,029
Charge offs against reserve	(9,022)
Balance, December 31, 2014	$2,784